S-K 1602(c) Dilution	Aug. 27, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value	$ (15,470)
Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.29
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.71
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ 90,726,030
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	14,425,345
Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.3
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.7
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ 104,290,780
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,555,163
Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.26
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.74
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ 59,476,030
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,300,345
Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.27
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.73
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ 68,353,280
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	12,961,413
Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.45
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.55
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ 28,226,030
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	8,175,345
Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 3.46
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ 32,415,780
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,367,663
Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.6)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.6
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ (3,023,970)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares	(686,068)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,050,345
Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.61)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.61
Net Tangible Book Value	$ (15,470)
Net Tangible Book Value, Adjusted	$ (3,521,720)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,259,857
Number of Shares Used, Adjustment (in Shares) | shares
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,773,913
Full Over- Allotment [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.54
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.29
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.3
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	5.26
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	5.27
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.45
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.46
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.6)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.61)
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	126,500,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Net proceeds from this offering and the sale of private placement units [Member] | Full Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	145,250,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	25,000
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(158,500)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(158,500)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(158,500)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(158,500)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,375,000)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,031,250)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,375,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,031,250)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,375,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,031,250)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(4,375,000)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(5,031,250)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(31,250,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(35,937,500)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(93,750,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(107,812,500)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (143,750,000)
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	476,555
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	514,055
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,125,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(3,593,750)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(9,375,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,781,250)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)